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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period:   03/31/10
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                                 S&S INCOME FUND

   SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                               PRINCIPAL
                                                                                AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 89.6% +
-------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 16.8%
U.S. Treasury Bonds
   4.38%                                                 11/15/39              $  77,952   $     73,714
   4.50%                                                 08/15/39                  9,518          9,190
U.S. Treasury Notes
   0.05%                                                 01/31/11                 11,298         11,344 (d)
   0.15%                                                 11/30/11                 63,964         63,876 (d)
   1.00%                                                 12/31/11                107,881        108,096 (d)
   1.13%                                                 12/15/12                 31,317         31,046
   1.25%                                                 11/30/10                  1,400          1,408
   2.25%                                                 01/31/15                 14,640         14,481
   3.38%                                                 11/15/19                 90,943         87,753 (h)
   3.63%                                                 02/15/20                  7,448          7,321
   4.50%                                                 11/15/10                    429            440
   4.63%                                                 10/31/11                 11,970         12,697
                                                                                               421,366
AGENCY MORTGAGE BACKED - 19.4%
Federal Home Loan Mortgage Corp.
   4.50%                                                 06/01/33 - 02/01/35         812            819 (h)
   5.00%                                                 07/01/35                  3,726          3,864 (h)
   5.50%                                                 05/01/20 - 04/01/39      29,419         31,206 (h)
   6.00%                                                 04/01/17 - 11/01/37      22,620         24,387 (h)
   6.50%                                                 07/01/29                     74             81 (h)
   7.00%                                                 10/01/16 - 08/01/36       2,399          2,673 (h)
   7.50%                                                 09/01/12 - 09/01/33         368            410 (h)
   8.00%                                                 11/01/30                     11             13 (h)
   8.50%                                                 04/01/30 - 05/01/30          36             42 (h)
   9.00%                                                 05/01/16 - 11/01/16         130            147 (h)
   5.50%                                                 TBA                      18,645         19,688 (c)
Federal National Mortgage Assoc.
   4.00%                                                 05/01/19 - 06/01/19       3,208          3,324 (h)
   4.50%                                                 05/01/18 - 03/01/40      89,976         90,764 (h)
   5.00%                                                 07/01/20 - 05/01/39      21,773         22,561 (h)
   5.47%                                                 04/01/37                    172            180 (i)
   5.50%                                                 01/01/14 - 12/01/38     125,248        132,635 (h)
   5.81%                                                 03/01/37                    179            186 (i)
   6.00%                                                 02/01/14 - 08/01/35      32,261         34,913 (h)
   6.50%                                                 01/01/14 - 08/01/36       6,332          6,889 (h)
   7.00%                                                 08/01/13 - 02/01/34         644            711 (h)
   7.50%                                                 08/01/13 - 03/01/34       2,451          2,772 (h)
   8.00%                                                 12/01/11 - 11/01/33       1,350          1,551 (h)
   8.50%                                                 04/01/30 - 05/01/31         184            215 (h)
   9.00%                                                 01/01/14 - 12/01/22         802            896 (h)

   4.50%                                                 TBA                       6,035          6,048 (c)
   5.00%                                                 TBA                       7,777          8,202 (c)
   5.50%                                                 TBA                      12,502         13,336 (c)
   6.00%                                                 TBA                      39,888         42,369 (c)
   6.50%                                                 TBA                       6,768          7,335 (c)
   7.00%                                                 TBA                       3,690          4,091 (c)
Government National Mortgage Assoc.
   3.13%                                                 11/20/21 - 10/20/25          17             17 (h,i)
   3.63%                                                 08/20/23 - 09/20/24          15             16 (h,i)
   4.38%                                                 05/20/21 - 04/20/24          21             22 (h,i)
   4.50%                                                 08/15/33 - 09/15/34       4,463          4,560 (h)
   5.00%                                                 08/15/33                  1,561          1,635 (h)
   6.00%                                                 04/15/27 - 09/15/36       3,764          4,063 (h)
   6.50%                                                 04/15/19 - 09/15/36       5,956          6,483 (h)
   7.00%                                                 03/15/12 - 10/15/36       2,728          2,986 (h)
   7.50%                                                 11/15/22 - 10/15/33         743            837 (h)
   8.00%                                                 11/15/29 - 06/15/30          11             13 (h)
   8.50%                                                 10/15/17                    436            479 (h)
   9.00%                                                 11/15/16 - 12/15/21       1,267          1,422 (h)
   5.50%                                                 TBA                       1,900          2,010 (c)
                                                                                                486,851
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
Collateralized Mortgage Obligation Trust (Class B)
   0.85%                                                 11/01/18                    193            179 (d,f,h,m)
Federal Home Loan Mortgage Corp.
   0.14%                                                 09/25/43                 15,985             97 (g,h,i,n)
   0.63%                                                 09/15/34                  1,979          1,731 (d,f)
   4.50%                                                 11/15/13 - 03/15/19       3,702            263 (g,h,n)
   5.00%                                                 10/15/14 - 12/01/34       6,599            554 (g,h,n)
   5.00%                                                 05/15/38                  2,228          2,226
   5.50%                                                 04/15/17 - 06/15/33       3,728            715 (g,h,n)
   7.50%                                                 01/15/16                    108            110 (h)
   7.50%                                                 07/15/27                     52             10 (g,h,n)
   8.00%                                                 04/15/20                    139            150 (h)
   8.00%                                                 02/01/23 - 07/01/24         145             29 (g,h,n)
Federal Home Loan Mortgage STRIPS
   11.36%                                                08/01/27                     36             29 (d,f,h)
Federal National Mortgage Assoc.
   1.20%                                                 12/25/42                  2,686             91 (g,h,i,n)
   4.50%                                                 11/25/13 - 05/25/18         697             25 (g,h,n)
   5.00%                                                 08/25/17 - 02/25/32       5,238            642 (g,h,n)
   5.00%                                                 10/25/35 - 08/25/38       5,947          5,755
   5.50%                                                 01/25/33                  2,806          2,951
   7.25%                                                 05/25/18                  1,152            130 (g,h,i,n)
   7.45%                                                 08/25/16                  1,047             45 (g,h,i,n)
   16.07%                                                03/25/31                  2,833          3,234 (h,i)
Federal National Mortgage Assoc. (Class 1)
   1.27%                                                 11/01/34                  3,381          2,866 (d,f,h)
   4.50%                                                 09/01/35 - 01/01/36      14,364          2,936 (g,n)
   5.00%                                                 05/25/38                  4,146            815 (g,n)
Federal National Mortgage Assoc. (Class 2)
   4.50%                                                 08/01/35                  4,379            895 (g,h,n)
   5.00%                                                 03/25/38                  3,913            720 (g,n)
   5.50%                                                 12/01/33                  1,132            237 (g,h,n)
   6.00%                                                 05/25/36                  7,543          1,368 (g,n)
   7.50%                                                 11/01/23                    668            119 (g,h,n)

   8.00%                                                 08/01/23 - 07/01/24         321             68 (g,h,n)
   8.50%                                                 03/01/17 - 07/25/22         469             91 (g,h,n)
   9.00%                                                 05/25/22                    155             36 (g,h,n)
Federal National Mortgage Assoc. (Class B)
   0.00%                                                 12/25/22                    154            136 (d,f,h)
Federal National Mortgage Assoc. (Class H)
   5.00%                                                 10/25/22                  1,267            115 (g,h,n)
Federal National Mortgage Assoc. (Class K)
   1008.00%**                                            05/25/22                      -              5 (g,h,n)
Federal National Mortgage Assoc. REMIC
   5.00%                                                 02/25/40                  2,574            536 (g,n)
   5.90%                                                 11/25/39                 17,865          1,784 (g,i,n)
   6.00%                                                 04/25/37                  2,508            511 (g,n)
Federal National Mortgage Assoc. STRIPS
   5.50%                                                 11/25/39                 32,474          6,638 (g,n)
   6.00%                                                 01/01/35 - 09/01/35       9,845          1,615 (g,n)
Government National Mortgage Assoc.
   4.50%                                                 05/20/38                  3,332            513 (g,n)
                                                                                                 40,970
ASSET BACKED - 2.0%
AmeriCredit Automobile Receivables Trust
   0.31%                                                 04/07/14                  8,250          8,016 (h,i)
Avis Budget Rental Car Funding AESOP LLC (Class A)
   0.36%                                                 04/20/11                  1,333          1,331 (b,h,i)
Bayview Financial Acquisition Trust (Class A)
   0.92%                                                 02/28/44                  2,924          2,554 (h,i)
Bear Stearns Asset Backed Securities Trust (Class A)
   0.62%                                                 01/25/34                    184            116 (i)
Chase Funding Mortgage Loan Asset-Backed Certificates
   5.75%                                                 05/25/32                    303            152 (h,i,m)
Countrywide Asset-Backed Certificates
   0.51%                                                 05/25/36                  1,381          1,177 (i)
   0.77%                                                 02/25/35                  2,435          2,366 (h,i)
   1.11%                                                 05/25/33                     23             13 (i)
   4.74%                                                 10/25/35                  2,330          1,973 (i)
Countrywide Asset-Backed Certificates (Class 2)
   0.85%                                                 06/25/33                     20             17 (h,i)
Countrywide Asset-Backed Certificates (Class A)
   0.81%                                                 08/25/32                    161             98 (h,i)
   0.91%                                                 04/25/32                     88             50 (h,i)
   0.99%                                                 08/25/34                     59             55 (h,i)
   1.05%                                                 03/25/33                    450            363 (h,i)
Countrywide Home Equity Loan Trust  (Class 2)
   0.47%                                                 01/15/30                  3,670          1,277 (h,i)
First Franklin Mortgage Loan Asset Backed Certificates
   0.51%                                                 11/25/36                  1,353          1,009 (i)
First Franklin Mortgage Loan Asset Backed Certificates
   (Class M)
   0.70%                                                 03/25/35                 10,000          9,377 (i)
First Horizon Asset Back Trust (Class A)
   0.47%                                                 02/25/34                    973            528 (i)
GMAC Mortgage Corp Loan Trust (Class 2)
   0.43%                                                 08/25/35                  3,144          1,224 (i)
GSAA Trust
   0.50%                                                 01/25/36                 10,000          5,183 (i,m)
   0.65%                                                 05/25/34                    381            285 (i)
GSAMP Trust

   0.40%                                                 12/25/35                    457            454 (i)
Indymac Residential Asset Backed Trust
   0.36%                                                 11/25/36                  8,298          6,731 (i)
Irwin Home Equity Corp.
   0.40%                                                 02/25/36                    410            192 (b,i)
Long Beach Mortgage Loan Trust
   0.35%                                                 05/25/36                     15             15 (i)
   0.41%                                                 05/25/36                  2,000            795 (h,i,m)
Mid-State Trust
   7.54%                                                 07/01/35                    701            663 (h,m)
Option One Mortgage Loan Trust (Class A)
   1.09%                                                 02/25/33                    275            222 (i)
Popular ABS Mortgage Pass-Through Trust
   5.30%                                                 11/25/35                  2,525          1,991
Residential Asset Mortgage Products Inc. (Class A)
   0.81%                                                 06/25/32                     66             51 (i)
Residential Asset Securities Corp.
   0.75%                                                 07/25/32                    265            133 (h,i)
Residential Asset Securities Corp. (Class A)
   0.83%                                                 06/25/33                    529            265 (i)
   0.89%                                                 11/25/33                    488            163 (i)
Residential Funding Mortgage Securities II Inc.
   (Class A)
   0.46%                                                 02/25/34                     97             45 (i)
SLM Student Loan Trust (Class A)
   0.31%                                                 06/15/18                    166            164 (h,i)
Wachovia Asset Securitization Inc. (Class A)
   0.47%                                                 06/25/34                    573            296 (i,m)
Wells Fargo Home Equity Trust
   3.97%                                                 05/25/34                     19             19 (h,i,m)
                                                                                                 49,363
CORPORATE NOTES - 35.5%
Abbey National Treasury Services PLC
   3.88%                                                 11/10/14                  3,064          3,047 (b,h)
Abu Dhabi National Energy Co.
   4.75%                                                 09/15/14                  1,000            996 (b)
   6.25%                                                 09/16/19                  1,200          1,206 (b,h)
AES El Salvador Trust
   6.75%                                                 02/01/16                  1,100          1,045 (b)
AES Panama S.A.
   6.35%                                                 12/21/16                  1,110          1,119 (b)
Agilent Technologies Inc.
   5.50%                                                 09/14/15                  1,960          2,101
Air Jamaica Ltd.
   9.38%                                                 07/08/15                     79             79
Alliance One International, Inc.
   10.00%                                                07/15/16                  3,858          4,032 (b,h)
ALROSA Finance S.A.
   8.88%                                                 11/17/14                  1,100          1,199 (b)
AMC Entertainment Inc.
   8.75%                                                 06/01/19                  3,555          3,733 (h)
America Movil SAB de C.V.
   5.00%                                                 03/30/20                  4,300          4,239 (b,h)
American Tower Corp.
   4.63%                                                 04/01/15                  3,802          3,910 (h)
Amsted Industries Inc.
   8.13%                                                 03/15/18                  3,876          3,876 (b)

Anadarko Petroleum Corp.
   6.20%                                                 03/15/40                  2,768          2,723
Anheuser-Busch InBev Worldwide Inc.
   5.00%                                                 04/15/20                  5,734          5,752 (b)
   5.38%                                                 11/15/14                  3,587          3,885 (b,h)
ARAMARK Corp.
   8.50%                                                 02/01/15                  5,904          6,037 (h)
Arizona Public Service Co.
   6.25%                                                 08/01/16                  3,165          3,411 (h)
AT&T Inc.
   6.40%                                                 05/15/38                  8,114          8,342 (h)
   6.70%                                                 11/15/13                  3,500          3,994 (h)
Avis Budget Finance, Inc.
   9.63%                                                 03/15/18                  2,770          2,895 (b)
Banco do Brasil S.A.
   8.50%                                                 10/29/49                  4,400          4,884 (b)
Banco Mercantil del Norte S.A.
   6.14%                                                 10/13/16                    534            529 (i)
Banco Nacional de Desenvolvimento Economico e Social
   5.50%                                                 07/12/20                  3,300          3,267 (b)
   6.50%                                                 06/10/19                    800            854 (b)
Bank of America Corp.
   4.50%                                                 04/01/15                  3,320          3,348
   5.75%                                                 12/01/17                  9,010          9,238 (h)
   6.50%                                                 08/01/16                  6,770          7,318
   7.38%                                                 05/15/14                  1,225          1,378
BE Aerospace Inc.
   8.50%                                                 07/01/18                  5,536          5,910 (h)
BES Investimento do Brasil S.A.
   5.63%                                                 03/25/15                    800            791 (b)
BlackRock, Inc.
   5.00%                                                 12/10/19                  3,568          3,572
Boise Co-Issuer Co.
   8.00%                                                 04/01/20                  2,768          2,768 (b)
Bombardier Inc.
   7.75%                                                 03/15/20                  5,188          5,421 (b,h)
Boston Scientific Corp.
   4.50%                                                 01/15/15                  1,724          1,652
   6.00%                                                 01/15/20                  1,814          1,714
CA, Inc.
   5.38%                                                 12/01/19                  4,626          4,676 (h)
   6.13%                                                 12/01/14                  1,251          1,383 (h)
Calpine Corp.
   7.25%                                                 10/15/17                  5,590          5,492 (b,h)
Cantor Fitzgerald LP
   7.88%                                                 10/15/19                  2,584          2,590 (b,h)
Cargill Inc.
   5.20%                                                 01/22/13                  2,139          2,275 (b,h)
   6.00%                                                 11/27/17                  1,749          1,898 (b,h)
Case New Holland Inc.
   7.75%                                                 09/01/13                  5,040          5,229 (b,h)
Cemex Finance LLC
   9.50%                                                 12/14/16                    800            828 (b)
Cenovus Energy Inc.
   4.50%                                                 09/15/14                  2,738          2,857 (b)
   6.75%                                                 11/15/39                  2,489          2,699 (b)
Centrais Eletricas Brasileiras S.A.

   6.88%                                                 07/30/19                  3,400          3,706 (b)
Central American Bank for Economic Integration
   5.38%                                                 09/24/14                  2,780          2,780 (b)
CFG Investment SAC
   9.25%                                                 12/19/13                  1,300          1,362
Chesapeake Energy Corp.
   7.25%                                                 12/15/18                  6,000          6,000
Cincinnati Bell Inc.
   8.25%                                                 10/15/17                  4,890          4,951
   8.75%                                                 03/15/18                  3,322          3,351
Citigroup, Inc.
   5.00%                                                 09/15/14                  3,115          3,111
   5.13%                                                 05/05/14                  4,121          4,211
   6.38%                                                 08/12/14                  8,733          9,329
   8.50%                                                 05/22/19                 12,578         14,681 (h)
City National Capital Trust I
   9.63%                                                 02/01/40                  2,594          2,882 (h)
Clarendon Alumina Production Ltd.
   8.50%                                                 11/16/21                  1,325          1,312 (b,h)
Comcast Corp.
   6.40%                                                 03/01/40                  2,852          2,899
   6.50%                                                 01/15/15                  2,491          2,804
Community Health Systems, Inc.
   8.88%                                                 07/15/15                  4,930          5,103 (h)
Consolidated Edison Company of New York Inc.
   5.85%                                                 04/01/18                  2,482          2,716
   6.65%                                                 04/01/19                  2,158          2,466
Corp Nacional del Cobre de Chile
   5.63%                                                 09/21/35                    554            533 (b)
Corp Pesquera Inca SAC
   9.00%                                                 02/10/17                    535            540 (b)
COX Communications Inc.
   6.25%                                                 06/01/18                  2,270          2,414 (b)
   7.13%                                                 10/01/12                  2,052          2,293 (h)
Credit Suisse
   6.00%                                                 02/15/18                  4,423          4,683 (h)
Credit Suisse AG
   5.40%                                                 01/14/20                  4,080          4,112
Credit Suisse First Boston International for CJSC The
   EXIM of Ukraine
   7.65%                                                 09/07/11                  1,264          1,255
Crown Castle Towers LLC
   6.11%                                                 01/15/40                  2,721          2,846 (b)
CVS Caremark Corp.
   5.75%                                                 06/01/17                  1,067          1,151
   6.13%                                                 09/15/39                  3,734          3,711 (h)
DASA Finance Corp.
   8.75%                                                 05/29/18                  4,850          5,189
Denbury Resources, Inc.
   8.25%                                                 02/15/20                  2,772          2,938
Diamond Offshore Drilling, Inc.
   5.70%                                                 10/15/39                  6,186          6,065
Digicel Group Ltd.
   8.25%                                                 09/01/17                    700            693 (b)
DirecTV Financing Company Inc.
   4.75%                                                 10/01/14                  2,820          2,946 (b)
   5.88%                                                 10/01/19                  3,036          3,160 (b)
DIRECTV Holdings LLC

   5.20%                                                 03/15/20                  3,322          3,271 (b)
DISH DBS Corp.
   6.63%                                                 10/01/14                  3,274          3,299
Dolphin Energy Ltd.
   5.89%                                                 06/15/19                  2,475          2,543 (b)
Drummond Company Inc.
   7.38%                                                 02/15/16                  5,368          5,234
   9.00%                                                 10/15/14                  2,955          3,044 (b)
Duke Energy Indiana Inc.
   6.35%                                                 08/15/38                  5,212          5,557
Dynegy Holdings Inc.
   7.50%                                                 06/01/15                  3,484          2,892
EDP Finance BV
   4.90%                                                 10/01/19                  4,097          3,876 (b)
El Paso Corp.
   8.05%                                                 10/15/30                  2,768          2,763
Empresa Nacional del Petroleo
   6.25%                                                 07/08/19                  1,700          1,721 (b)
Enel Finance International S.A.
   5.13%                                                 10/07/19                  4,069          4,021 (b)
European Investment Bank
   4.88%                                                 01/17/17                  5,000          5,424
Evraz Group S.A.
   8.88%                                                 04/24/13                    700            734
Exelon Corp.
   4.90%                                                 06/15/15                  4,078          4,250
Exelon Generation Company LLC
   5.20%                                                 10/01/19                  1,849          1,868
   6.25%                                                 10/01/39                  3,111          3,146
Export-Import Bank of Korea
   5.88%                                                 01/14/15                    450            485
Fibria Overseas Finance Ltd.
   9.25%                                                 10/30/19                    700            798 (b)
Gaz Capital S.A.
   8.13%                                                 07/31/14                    700            783 (b)
   9.25%                                                 04/23/19                  2,500          2,956
Genworth Financial Inc.
   8.63%                                                 12/15/16                  2,594          2,831
GlaxoSmithKline Capital Inc.
   4.85%                                                 05/15/13                  2,952          3,200
Globo Comunicacao e Participacoes S.A.
   7.25%                                                 04/26/22                  1,690          1,779 (b)
Hartford Financial Services Group Inc.
   5.50%                                                 03/30/20                  5,724          5,638

HCA Inc.
   7.88%                                                 02/15/20                  1,890          1,979 (b)
   8.50%                                                 04/15/19                  1,108          1,192 (b)
   9.25%                                                 11/15/16                  5,244          5,575
Health Management Associates, Inc.
   6.13%                                                 04/15/16                  3,364          3,204
Holcim US Finance Sarl & Cie SCS
   6.00%                                                 12/30/19                  5,283          5,486 (b)
Host Hotels & Resorts LP (REIT)
   9.00%                                                 05/15/17                  4,594          4,962 (b)
HSBC Bank USA N.A.
   7.00%                                                 01/15/39                  3,250          3,564
HSBC Finance Corp.

   5.00%                                                 06/30/15                  9,276          9,660
   5.70%                                                 06/01/11                  5,342          5,566
   6.75%                                                 05/15/11                  1,975          2,076 (h)
HSBC Holdings PLC
   6.50%                                                 05/02/36                    625            644 (h)
   6.80%                                                 06/01/38                  3,000          3,217
Hutchison Whampoa International 09 Ltd.
   7.63%                                                 04/09/19                    700            816 (b)
Hutchison Whampoa International 09/16 Ltd.
   4.63%                                                 09/11/15                  2,100          2,158 (b)
Icahn Enterprises LP
   8.00%                                                 01/15/18                  3,536          3,408 (b)
IIRSA Norte Finance Ltd.
   8.75%                                                 05/30/24                  3,084          3,377 (b,h)
Illinois Power Co.
   9.75%                                                 11/15/18                  3,752          4,809
Indo Integrated Energy BV
   9.00%                                                 06/01/12                  2,100          2,198
Industrial Bank Of Korea
   7.13%                                                 04/23/14                    800            897 (b)
Ingles Markets Inc.
   8.88%                                                 05/15/17                  6,262          6,544
Intelsat Subsidiary Holding Company Ltd.
   8.88%                                                 01/15/15                  2,750          2,839
Intergas Finance BV
   6.38%                                                 05/14/17                    300            309 (b)
   6.88%                                                 11/04/11                    500            525
Intergen N.V.
   9.00%                                                 06/30/17                  5,202          5,358 (b,h)
International Paper Co.
   7.50%                                                 08/15/21                  6,546          7,438
JP Morgan Chase Capital XXV (Series Y)
   6.80%                                                 10/01/37                  1,355          1,349
JPMorgan Chase & Co.
   5.13%                                                 09/15/14                  7,475          7,897
JPMorgan Chase Bank
   5.88%                                                 06/13/16                  2,391          2,572 (h)
JPMorgan Chase Capital XXVII
   7.00%                                                 11/01/39                  3,805          3,883
Kazakhstan Temir Zholy Finance BV
   6.50%                                                 05/11/11                  1,100          1,111
KazMunaiGaz Finance Sub BV
   9.13%                                                 07/02/18                    800            969 (b)
   11.75%                                                01/23/15                  1,500          1,928 (b)
KeyBank NA
   5.80%                                                 07/01/14                  3,856          3,944
Korea Hydro & Nuclear Power Company Ltd.
   6.25%                                                 06/17/14                  1,500          1,644 (b)
Korea National Oil Corp.
   5.38%                                                 07/30/14                  1,700          1,805 (b)
Kraft Foods Inc.
   5.38%                                                 02/10/20                  4,639          4,715
Kreditanstalt fuer Wiederaufbau
   3.50%                                                 03/10/14                 13,305         13,846
   4.13%                                                 10/15/14                  7,696          8,075
   4.50%                                                 07/16/18                  4,964          5,219
L-3 Communications Corp.

   5.88%                                                 01/15/15                  3,256          3,313
Lincoln National Corp.
   8.75%                                                 07/01/19                  4,359          5,330
Listrindo Capital BV
   9.25%                                                 01/29/15                  1,800          1,951 (b)
Lloyds TSB Bank PLC
   4.38%                                                 01/12/15                  2,600          2,563 (b)
   5.80%                                                 01/13/20                  7,746          7,558 (b)
Majapahit Holding BV
   7.25%                                                 10/17/11                  3,700          3,917 (b)
   7.75%                                                 10/17/16                  1,400          1,535 (b)
   7.75%                                                 01/20/20                  1,700          1,845
MDC-GMTN B.V.
   7.63%                                                 05/06/19                  2,050          2,318 (b)
Merrill Lynch & Company Inc.
   6.05%                                                 08/15/12                  3,502          3,740
   6.88%                                                 04/25/18                  4,332          4,668
Midamerican Energy Holdings Co.
   6.13%                                                 04/01/36                  2,165          2,181 (h)
Morgan Stanley
   5.50%                                                 01/26/20                  4,061          3,972
   5.63%                                                 09/23/19                  4,970          4,952
   6.00%                                                 04/28/15                  2,134          2,286
   7.30%                                                 05/13/19                  5,657          6,250
Morgan Stanley (Series F)
   6.63%                                                 04/01/18                  3,100          3,306
Motiva Enterprises LLC
   6.85%                                                 01/15/40                  2,718          2,929 (b)
Naftogaz Ukraine
   9.50%                                                 09/30/14                  1,600          1,665 (l)
National Agricultural Cooperative Federation
   5.00%                                                 09/30/14                  3,016          3,125 (b)
Navistar International Corp.
   8.25%                                                 11/01/21                  2,500          2,550
NET Servicos de Comunicacao S.A.
   7.50%                                                 01/27/20                    700            739 (b)
New Communications Holdings Inc.
   8.25%                                                 04/15/17                  1,660          1,689 (b)
Newfield Exploration Co.
   6.88%                                                 02/01/20                  3,062          3,085
Newmont Mining Corp.
   6.25%                                                 10/01/39                  5,600          5,600
News America Inc.
   5.65%                                                 08/15/20                  1,745          1,839
   6.65%                                                 11/15/37                  3,885          4,086
Nexen Inc.
   6.20%                                                 07/30/19                  4,503          4,855
   7.50%                                                 07/30/39                  2,994          3,415
Nextel Communications, Inc. (series D)
   7.38%                                                 08/01/15                  2,769          2,631
Nisource Finance Corp.
   6.13%                                                 03/01/22                  2,424          2,529
Noble Group Ltd.
   6.75%                                                 01/29/20                  1,600          1,654 (b)
Nomura Holdings Inc.
   5.00%                                                 03/04/15                  1,428          1,460
   6.70%                                                 03/04/20                  1,428          1,482

NRG Energy, Inc.
   7.38%                                                 02/01/16                  5,370          5,330
Pacific Gas & Electric Co.
   5.80%                                                 03/01/37                  2,045          2,029
Pacific Rubiales Energy Corp.
   8.75%                                                 11/10/16                    700            760 (b)
Pacificorp
   6.00%                                                 01/15/39                  2,000          2,056
   6.25%                                                 10/15/37                  2,106          2,236
PAETEC Holding Corp.
   8.88%                                                 06/30/17                  2,780          2,856 (b)
   8.88%                                                 06/30/17                  3,150          3,237
Pemex Finance Ltd.
   9.03%                                                 02/15/11                  1,348          1,385 (h)
Pemex Project Funding Master Trust
   6.63%                                                 06/15/38                    860            834 (b)
Petrobras International Finance Co.
   5.75%                                                 01/20/20                  2,700          2,766
Petroleos Mexicanos
   4.88%                                                 03/15/15                  4,030          4,139 (b)
   6.00%                                                 03/05/20                  1,190          1,220 (b)
   8.00%                                                 05/03/19                    550            645
Petroleum Company of Trinidad & Tobago Ltd.
   6.00%                                                 05/08/22                  3,100          2,914 (b)
Petronas Capital Ltd.
   5.25%                                                 08/12/19                  2,100          2,129 (b)
   7.88%                                                 05/22/22                    600            735 (b)
Petronas Global Sukuk Ltd.
   4.25%                                                 08/12/14                  1,700          1,719 (b)
Pioneer Natural Resources Co.
   7.50%                                                 01/15/20                  4,672          4,807
Plains All American Pipeline LP
   4.25%                                                 09/01/12                  3,755          3,901
Power Sector Assets & Liabilities Management Corp.
   7.39%                                                 12/02/24                    700            737 (b)
Principal Financial Group, Inc.
   8.88%                                                 05/15/19                  1,724          2,070
ProLogis (REIT)
   6.88%                                                 03/15/20                  2,769          2,735
Prudential Financial, Inc.
   3.63%                                                 09/17/12                  1,244          1,279
   3.88%                                                 01/14/15                  4,080          4,072
   5.15%                                                 01/15/13                  2,879          3,055
   7.38%                                                 06/15/19                  2,509          2,877
QVC Inc.
   7.50%                                                 10/01/19                  2,500          2,550 (b)
RailAmerica, Inc.
   9.25%                                                 07/01/17                  4,912          5,237
Raspadskaya Securities Ltd. for OJSC Raspadskaya
   7.50%                                                 05/22/12                  1,000          1,038
Rearden G Holdings EINS GmbH
   7.88%                                                 03/30/20                  1,000          1,013 (b)
Republic Services Inc.
   5.00%                                                 03/01/20                  2,000          1,961 (b)
   5.25%                                                 11/15/21                  2,588          2,558 (b)
   5.50%                                                 09/15/19                  1,743          1,785 (b)
Reynolds Group DL Escrow Inc.

   7.75%                                                 10/15/16                  7,333          7,535 (b)
Roche Holdings Inc.
   6.00%                                                 03/01/19                  2,262          2,500 (b)
Rockies Express Pipeline LLC
   5.63%                                                 04/15/20                  8,070          7,945 (b)
RR Donnelley & Sons Co.
   4.95%                                                 04/01/14                  4,152          4,173
RSHB Capital SA for OJSC Russian Agricultural Bank
   6.30%                                                 05/15/17                  1,500          1,556 (b)
   6.97%                                                 09/21/16                  1,000          1,030 (i)
Sabine Pass LNG LP
   7.25%                                                 11/30/13                  1,825          1,716
   7.50%                                                 11/30/16                  3,310          2,921
SBA Telecommunications Inc.
   8.00%                                                 08/15/16                  1,072          1,128 (b)
   8.25%                                                 08/15/19                  1,608          1,713 (b)
Security Benefit Life Insurance
   8.75%                                                 05/15/16                  2,190          1,314 (b)
Simon Property Group LP (REIT)
   5.65%                                                 02/01/20                  5,432          5,300
   6.75%                                                 05/15/14                  3,004          3,287
Solutia Inc.
   7.88%                                                 03/15/20                  2,768          2,803
Southern Copper Corp.
   7.50%                                                 07/27/35                  2,000          2,084
Star Energy Geothermal Wayang Windu Ltd.
   11.50%                                                02/12/15                  2,400          2,526 (b)
Talecris Biotherapeutics Holdings Corp.
   7.75%                                                 11/15/16                  2,100          2,111 (b)
Talisman Energy Inc.
   7.75%                                                 06/01/19                  2,744          3,270
Teachers Insurance & Annuity Association of America
   6.85%                                                 12/16/39                  3,106          3,369 (b)
Telecom Italia Capital S.A.
   7.18%                                                 06/18/19                  6,588          7,112
Tesoro Corp. (Series B)
   6.63%                                                 11/01/15                  6,435          6,162
TGI International Ltd.
   9.50%                                                 10/03/17                  1,000          1,113
The AES Corp.
   8.00%                                                 10/15/17 - 06/01/20       2,338          2,350
The Dow Chemical Co.
   5.90%                                                 02/15/15                  3,504          3,794
   8.55%                                                 05/15/19                  3,978          4,812
The Goldman Sachs Group Inc.
   5.38%                                                 03/15/20                  2,866          2,839
The Kroger Co.
   6.15%                                                 01/15/20                  4,302          4,670
The Potomac Edison Co.
   5.35%                                                 11/15/14                  1,520          1,595 (h)
The Travelers Companies, Inc.
   5.80%                                                 05/15/18                  2,150          2,303
The Williams Companies, Inc.
   7.88%                                                 09/01/21                  2,878          3,389
Time Warner Cable Inc.
   5.00%                                                 02/01/20                  3,128          3,084
   6.75%                                                 07/01/18                  4,798          5,361

   7.50%                                                 04/01/14                  3,408          3,934
Time Warner Inc.
   5.88%                                                 11/15/16                  3,262          3,564
   6.20%                                                 03/15/40                  2,864          2,827
TNK-BP Finance S.A.
   6.13%                                                 03/20/12                  1,100          1,148
   6.25%                                                 02/02/15                  1,025          1,076 (b)
   7.25%                                                 02/02/20                  1,580          1,647 (b)
Union Electric Co.
   6.70%                                                 02/01/19                  4,046          4,476
UPC Germany GmbH
   8.13%                                                 12/01/17                  2,600          2,681 (b)
USB Capital XIII Trust
   6.63%                                                 12/15/39                  4,024          4,073
Vale Overseas Ltd.
   6.88%                                                 11/10/39                    568            589
Valero Energy Corp.
   6.13%                                                 02/01/20                  5,456          5,457
Vedanta Resources PLC
   9.50%                                                 07/18/18                  1,600          1,768 (b)
Verizon Communications Inc.
   6.35%                                                 04/01/19                  3,500          3,875
   6.40%                                                 02/15/38                  1,350          1,401
   6.90%                                                 04/15/38                  2,140          2,360
   8.75%                                                 11/01/18                  3,262          4,092
Verizon Wireless Capital LLC
   5.55%                                                 02/01/14                  6,832          7,466
   7.38%                                                 11/15/13                  2,503          2,895
VIP Finance Ireland Ltd. for OJSC Vimpel
   Communications  (Class A)
   8.38%                                                 04/30/13                  1,800          1,949 (b)
Virgin Media Finance PLC
   8.38%                                                 10/15/19                  2,700          2,774
   9.50%                                                 08/15/16                  2,700          2,950
Voto-Votorantim Ltd.
   6.75%                                                 04/05/21                  1,700          1,679 (b)
VTB Capital S.A.
   6.47%                                                 03/04/15                  1,700          1,738 (b)
WEA Finance LLC
   6.75%                                                 09/02/19                  2,496          2,663 (b)
   7.50%                                                 06/02/14                  3,750          4,197 (b)
Williams Partners LP
   5.25%                                                 03/15/20                  2,319          2,324 (b)
   6.30%                                                 04/15/40                  4,093          4,067 (b)
Windstream Corp.
   7.88%                                                 11/01/17                  7,283          7,174
Woodside Finance Ltd.
   4.50%                                                 11/10/14                  6,628          6,791 (b)
Woori Bank
   4.50%                                                 10/07/15                  2,600          2,585 (b)
Wyeth
   5.50%                                                 03/15/13                  4,274          4,678
XL Capital Ltd.
   5.25%                                                 09/15/14                  5,664          5,855
Xstrata Finance Canada Ltd.
   5.80%                                                 11/15/16                  2,491          2,599 (b)
                                                                                                889,156


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 9.8%
Banc of America Commercial Mortgage Inc.
   5.63%                                                 07/10/46                  6,145          6,230
Banc of America Commercial Mortgage Inc. (Class A)
   5.66%                                                 06/10/49                  5,970          5,379 (h)
Banc of America Commercial Mortgage Inc. (Class C)
   5.70%                                                 04/10/49                  2,000            447 (h,i,m)
Banc of America Funding Corp.
   5.26%                                                 02/20/36                  1,270             34 (h,i,m)
   5.48%                                                 03/20/36                  1,728             82 (h,i,m)
Banc of America Mortgage Securities Inc. (Class B)
   5.13%                                                 01/25/36                  1,818            153 (h,i,m)
   5.32%                                                 02/25/36                  1,371            257 (h,i,m)
Bear Stearns Commercial Mortgage Securities
   5.24%                                                 12/11/38                  2,070          1,809
   5.33%                                                 02/11/44                  3,410          3,285
   5.41%                                                 03/11/39                  1,472          1,501 (h,i)
   5.46%                                                 03/11/39                  2,200          1,819 (h,i)
   5.69%                                                 06/11/50                  4,820          4,770 (h,i)
   5.72%                                                 06/11/40                  2,420          1,456 (h,i)
   6.21%                                                 11/11/17                  2,930          1,656 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
   5.46%                                                 04/12/38                  1,442          1,469 (h,i)
   5.92%                                                 06/11/50                  2,225          1,882 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
   5.99%                                                 09/11/42                    700            245 (h,i,m)
Citigroup Commercial Mortgage Trust
   0.30%                                                 04/15/22                  8,964          7,902 (b,h,i)
Citigroup Commercial Mortgage Trust. (Class A)
   5.48%                                                 10/15/49                  2,640          1,659
Commercial Mortgage Pass Through Certificates
   0.33%                                                 12/15/20                  3,422          3,114 (b,i)
   5.77%                                                 06/10/46                  6,580          6,792
Countrywide Alternative Loan Trust (Class B)
   6.00%**                                               08/25/36                     19              - (h,m)
Countrywide Commercial Mortgage Trust
   5.46%                                                 07/12/46                  6,230          5,220
Credit Suisse Mortgage Capital Certificates
   5.47%                                                 09/15/39                  3,967          3,811 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
   5.65%                                                 02/25/36                    956             68 (h,i,m)
CS First Boston Mortgage Securities Corp.
   1.40%**                                               03/15/35                 53,308              - (h,i,m)
   5.34%                                                 10/25/35                  1,621            178 (h,i,m)
Greenwich Capital Commercial Funding Corp.
   5.44%                                                 03/10/39                 12,199         11,864 (h)
   5.60%                                                 12/10/49                  5,280          5,398
   5.74%                                                 12/10/49                 13,550         13,171 (h)
GS Mortgage Securities Corp II
   5.55%                                                 04/10/38                 13,010         13,075 (i)
Impac CMB Trust
   0.77%                                                 04/25/35                  1,645          1,086 (h,i)
Impac CMB Trust (Class 1)
   0.61%                                                 10/25/34                  3,723          3,003 (i)
Impac Secured Assets CMN Owner Trust
   0.64%                                                 03/25/36                  2,378            156 (i)
Indymac INDA Mortgage Loan Trust

   5.26%                                                 01/25/36                    394              3 (h,i,m)
Indymac INDA Mortgage Loan Trust (Class B)
   5.26%                                                 01/25/36                    949             46 (h,i,m)
Interstar Millennium Trust (Class A)
   0.66%                                                 03/14/36                    390            372 (i)
JP Morgan Alternative Loan Trust
   0.31%                                                 10/25/36                  1,096          1,062 (i)
JP Morgan Chase Commercial Mortgage Securities Corp.
   5.34%                                                 08/12/37                  9,900         10,293 (i)
   5.50%                                                 06/12/47                  1,200            624 (i)
   5.79%                                                 02/12/51                  6,040          6,026 (i)
   5.87%                                                 04/15/45                  2,010          2,075 (i)
   6.07%                                                 02/12/51                  6,200          5,556
   6.20%                                                 02/12/51                  1,080            196 (h,i,m)
JP Morgan Chase Commercial Mortgage Securities Corp.
   (Class A)
   5.82%                                                 06/15/49                 15,980         15,323
   5.90%                                                 02/12/51                  4,780          3,999 (i)
LB-UBS Commercial Mortgage Trust
   1.00%                                                 01/15/36                 21,169            988 (d,h,m)
   1.99%                                                 04/15/41                  1,160            735 (d)
   4.95%                                                 09/15/30                  2,230          2,262
   5.66%                                                 03/15/39                 10,609         10,863 (i)
   5.87%                                                 09/15/45                  5,990          5,896 (i)
LB-UBS Commercial Mortgage Trust (Class B)
   6.65%                                                 07/14/16                    750            773 (h,m)
LB-UBS Commercial Mortgage Trust (Class F)
   6.24%                                                 07/15/40                  1,915            273 (h,i,m)
LB-UBS Commercial Mortgage Trust (Class X)
   0.47%                                                 12/15/39                 44,109            545 (h,i,m)
   0.62%                                                 03/15/32                 32,282             86 (h,i,m)
Lehman Brothers Floating Rate Commercial Mortgage
   Trust
   0.49%                                                 10/15/17                    209            203 (b,h,i)
   0.53%                                                 06/15/22                  4,421          4,088 (b,i)
   0.54%                                                 10/15/17                  4,000          3,814 (b,h,i)
MASTR Alternative Loans Trust
   5.00%                                                 08/25/18                  1,318            126 (g,h,m,n)
Medallion Trust (Class A)
   0.29%                                                 08/22/36                  1,303          1,259 (i)
Morgan Stanley Capital I
   0.77%                                                 01/15/21                  2,748          1,340 (b,i)
   5.16%                                                 10/12/52                  3,500          3,590 (i)
   5.28%                                                 12/15/43                  2,021          2,094 (h)
   5.36%                                                 11/12/41                  9,345          8,374
   5.39%                                                 11/12/41                  4,629          2,860 (h,i)
   5.43%                                                 03/12/44                  8,000          7,195 (i)
   5.44%                                                 02/12/44                  2,017          2,045 (b,h)
   5.45%                                                 02/12/44                  6,005          5,729 (i)
   5.69%                                                 04/15/49                  7,700          7,062 (h,i)
   5.71%                                                 07/12/44                  3,000          3,140 (h)
Morgan Stanley Dean Witter Capital I (Class A)
   5.72%                                                 12/18/32                      3              3 (h,m)
MortgageIT Trust (Class A)
   0.55%                                                 08/25/35                  3,270          2,326 (i)
National RMBS Trust
   0.38%                                                 03/20/34                    580            563 (i)
Opteum Mortgage Acceptance Corp.
   0.55%                                                 02/25/35                    903            587 (h,i)

Residential Accredit Loans Inc.
   6.00%                                                 01/25/36                    920             17 (h,m)
Residential Funding Mortgage Securities I
   5.75%                                                 01/25/36                  1,578            113 (h,m)
Sequoia Mortgage Trust
   0.76%                                                 06/20/34                    210            161 (h,i)
Structured Asset Securities Corp. (Class X)
   2.19%**                                               02/25/28                  3,754              - (i,m)
Thornburg Mortgage Securities Trust (Class A)
   0.93%                                                 04/25/43                    348            299 (i)
Wachovia Bank Commercial Mortgage Trust
   5.25%                                                 12/15/43                  4,840          4,828
   5.52%                                                 01/15/45                  3,940          2,648 (i)
Wachovia Bank Commercial Mortgage Trust (Class A)
   6.00%                                                 06/15/45                  1,200            791 (i)
WaMu Mortgage Pass Through Certificates
   0.58%                                                 01/25/45                    930            672 (h,i)
   0.59%                                                 01/25/45                    733            507 (i)
WaMu Mortgage Pass Through Certificates (Class A)
   0.67%                                                 07/25/44                  1,182            766 (i)
Wells Fargo Mortgage Backed Securities Trust
   5.50%                                                 01/25/36 - 03/25/36       3,104            286 (h,m)
Wells Fargo Mortgage Backed Securities Trust (Class B)
   5.50%                                                 03/25/36                  2,817            583 (h,m)
                                                                                                245,036
SOVEREIGN BONDS - 4.1%
Democratic Socialist Republic of Sri Lanka
   7.40%                                                 01/22/15                    700            730 (b)
   8.25%                                                 10/24/12                    500            537
Government of Argentina
   2.50%                                                 12/31/38                  2,766            993
   8.28%                                                 12/31/33                  1,408          1,056
Government of Belize
   6.00%                                                 02/20/29                  1,116            770 (j)
Government of Brazil
   5.63%                                                 01/07/41                  2,700          2,542
   8.00%                                                 01/15/18                  1,863          2,171 (h)
   8.25%                                                 01/20/34                  2,767          3,528
Government of Colombia
   6.13%                                                 01/18/41                  1,600          1,528
   7.38%                                                 03/18/19 - 09/18/37       2,700          3,045
Government of Dominican
   9.04%                                                 01/23/18                  2,499          2,748
   9.50%                                                 09/27/11                  1,526          1,595
Government of El Salvador
   7.65%                                                 06/15/35                  1,130          1,189 (b)
Government of Hellenic Republic
   6.25%                                                 06/19/20                  4,058          5,273
Government of Indonesia
   10.38%                                                05/04/14                    700            870 (b)
   11.63%                                                03/04/19                    900          1,294 (b)
Government of Lebanon
   4.00%                                                 12/31/17                  1,810          1,729
Government of Lithuania
   7.38%                                                 02/11/20                  1,500          1,642 (b)
Government of Manitoba Canada

   4.90%                                                 12/06/16                  2,120          2,292 (h)
Government of Panama
   5.20%                                                 01/30/20                  2,100          2,116
   6.70%                                                 01/26/36                  1,965          2,088
Government of Peruvian
   6.55%                                                 03/14/37                  3,361          3,596
   7.35%                                                 07/21/25                    500            580
Government of Philippines
   6.50%                                                 01/20/20                  1,400           1,509
Government of Poland
   6.38%                                                 07/15/19                    805             882
Government of Qatar
   4.00%                                                 01/20/15                    400            407 (b)
   5.25%                                                 01/20/20                  1,600          1,661 (b)
   6.40%                                                 01/20/40                  1,100          1,150 (b)
Government of Quebec Canada
   7.50%                                                 09/15/29                  3,115          4,054
Government of South Africa
   5.50%                                                 03/09/20                  2,200          2,219
Government of Turkey
   5.63%                                                 03/30/21                  5,000          4,913
   6.75%                                                 05/30/40                  2,000          1,965
   7.50%                                                 07/14/17                  1,000          1,140
Government of Uruguay
   6.88%                                                 09/28/25                    802            871
Government of Venezuela
   1.25%                                                 04/20/11                    553            514 (i)
   5.38%                                                 08/07/10                  3,497          3,480
   10.75%                                                09/19/13                  1,338          1,308
Hellenic Republic Government Bond
   6.10%                                                 08/20/15                 12,441         16,777
Korea Expressway Corp.
   4.50%                                                 03/23/15                  1,800          1,827 (b)
Republic of Ghana
   8.50%                                                 10/04/17                  1,500          1,639 (b)
Republic of Indonesia
   5.88%                                                 03/13/20                  2,200          2,283 (b)
Republic of Lithuania
   6.75%                                                 01/15/15                  1,100          1,201 (b)
Republic of the Philippines
   6.38%                                                 10/23/34                  2,000          1,960
Russian Foreign Bond - Eurobond
   7.50%                                                 03/31/30                  3,097          3,570 (j)
Socialist Republic of Vietnam
   6.75%                                                 01/29/20                    700            714
United Mexican States
   5.13%                                                 01/15/20                  1,778          1,796
                                                                                                101,752
MUNICIPAL BONDS AND NOTES - 0.4%
American Municipal Power-Ohio Inc.
   6.05%                                                 02/15/43                  1,994          1,917 (h)
Municipal Electric Authority of Georgia
   6.64%                                                 04/01/57                  4,297          4,262
New Jersey State Turnpike Authority
   7.41%                                                 01/01/40                  2,590          3,016
New Jersey Transportation Trust Fund Authority

   6.88%                                                 12/15/39                    880            905
                                                                                                 10,100
-------------------------------------------------------------------------------------------------------
TOTAL BONDS AND NOTES
   (COST $2,243,028)                                                                          2,244,594
-------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                                 SHARES
-------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Citigroup Capital XII
   (COST $4,299)                                                                 171,975          4,415 (i)
-------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.3%
-------------------------------------------------------------------------------------------------------
GEI Investment Fund
   (COST $8,901)                                                                                  7,388 (k)
TOTAL INVESTMENT IN SECURITIES
   (COST $2,256,228)                                                                          2,256,397
-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.1%
-------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                                                                                 AMOUNT
-------------------------------------------------------------------------------------------------------
TIME DEPOSIT  - 3.6%
State Street Corp.
   0.01%                                                 04/01/10              $  89,447   $     89,447 (e)
U.S. TREASURIES - 9.3%
U.S Cash Management Bill
   0.14%                                                 04/19/10                 50,000         49,996 (d)
U.S. Treasury Bill
   0.03%                                                 04/08/10                 35,000         34,999 (d)
   0.05%                                                 05/20/10                 48,800         48,791 (d)
   0.07%                                                 04/29/10                 50,000         49,995 (d)
   0.11%                                                 05/13/10                 50,000         49,992 (d)
                                                                                                233,773
FEDERAL AGENCIES - 3.2%
Federal Home Loan Mortgage Corp. Discount Notes
   0.11%                                                 06/17/10                 30,000         29,990 (d)
Federal National Mortgage Assoc. Discount Notes
   0.01%                                                 04/02/10                 50,000         50,000 (d)
                                                                                                 79,990
TOTAL SHORT-TERM INVESTMENTS                                                                    403,210
  (COST $403,210)
TOTAL INVESTMENTS                                                                             2,659,607
  (COST $2,659,438)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (6.2)%                                            (154,088)

                                                                                           ------------
NET ASSETS - 100.0%                                                                        $  2,505,519
                                                                                           ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The S&S Income Fund had the following short futures contracts open at March 31, 2010 (unaudited):

                                                   NUMBER OF      CURRENT        UNREALIZED
DESCRIPTION                      EXPIRATION DATE    CONTRACT   NOTIONAL VALUE   APPRECIATION
--------------------------------------------------------------------------------------------
German Euro Bobl Futures            June 2010         106         $ (16,793)    $        (43)
German Euro Bund Futures            June 2010          31            (5,174)              (1)
UK Long Gilt Bond Futures           June 2010         178           (30,983)             (51)
2Yr. US Treasury Note Futures       June 2010          38            (8,244)              (2)
5Yr. US Treasury Note Futures       June 2010         774           (88,889)             248
10Yr. US Treasury Note Futures      June 2010        2812          (326,895)             829
                                                                                ------------
                                                                                $        980
                                                                                ============

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2010 (unaudited)
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $ 321,469; or 12.83% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2010.

(j)  Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)  Securities in default

(m) Illiquid Securities at March 31, 2010, these securities amounted to $12,789; or 0.51% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(n) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

+    Percentages are based on net assets as of March 31, 2010.

*    Less than 0.1%

**   Par value is less than $1.00.

Abbreviations:

ADR     American Depository Receipt
REIT    Real Estate Investment Trust
REMIC   Real Estate Mortgage Investment Conduit
STRIPS  Separate Trading of Registered Interest and Principal of Security
TBA     To be announced

SECURITY VALUATION AND TRANSACTIONS

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 Securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE DISCLOSURE

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following table present the Funds' investments measured at fair value on a recurring basis at March 31, 2010:

S&S INCOME FUND

                              Level 1     Level 2      Level 3      Total
                              ----------------------------------------------
Investments in Securities     $ 9,897   $ 2,616,031   $ 33,679   $ 2,659,607
Other Financial Instruments       978            --         --           978

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2010:

                                                           Investments     Other financial
                                                          in securities      instruments
                                                          -------------    ---------------
Balance at 12/31/09                                         $   103,492         $ --
   Accrued discounts/premiums                                        17           --
   Realized gain (loss)                                          (1,894)          --
   Change in unrealized appreciation (depreciation)               5,640           --
   Net purchases (sales)                                        (78,260)          --
   Net transfers in and out of Level 3                            4,684           --
                                                          --------------------------------
Balance at 03/31/10                                         $    33,679         $ --
Change in unrealized loss relating to securities still
  held at 03/31/10                                          $     2,324

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

DERIVATIVES DISCLOSURE

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial amrgin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

                                   Asset Derivatives March 31, 2010               Liability Derivatives March 31, 2010
                     ---------------------------------------------------------------------------------------------------------------
Derivatives not
accounted for as                               Notional Value/                                        Notional Value/
hedging instruments        Balance            No. of Contracts                 Balance                No. of Contracts
under FASB ASC 815         Sheet Location        Long/(Short)     Fair Value   Sheet Location              Long/(Short)   Fair Value
                     ---------------------------------------------------------------------------------------------------------------

S&S INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
Interest Rate        Receivables, Net Assets -   (415,784,063)/   1,076,415 *  Payables, Net Assets -    (61,194,333)/   (97,985)*
Contracts            Unrealized Appreciation/    (3,586)                       Unrealized Appreciation/  (353)
                     (Depreciation)                                            (Depreciation)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   //S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  June 01, 2010


By:   /S/EUNICE TSANG
      Eunice Tsang
      Treasurer, S&S Funds

Date:  June 01, 2010